Employee Stock Incentive Plans - Schedule of general terms of grants under stock option plans and restricted stock unit option plans (Detail) - Employee stock option plans and restricted stock unit option [member]
12 Months Ended
	Mar. 31, 2020 ₨ / shares	Mar. 31, 2019 ₨ / shares	Mar. 31, 2018 ₨ / shares	Mar. 31, 2020 $ / shares	Mar. 31, 2019 $ / shares	Mar. 31, 2018 $ / shares
Exercise Price Rs. 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options	15,594,190	17,607,463	13,543,997	15,594,190	17,607,463	13,543,997
Weighted average remaining life (Months)	23 months	24 months	27 months
Weighted average exercise price | ₨ / shares	₨ 2	₨ 2	₨ 2
Exercise Price US $ 0.03 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options	7,854,540	14,446,790	10,199,054	7,854,540	14,446,790	10,199,054
Weighted average remaining life (Months)	23 months	26 months	28 months
Weighted average exercise price | $ / shares				$ 0.03	$ 0.03	$ 0.03